CAPITAL STOCK (Tables)	3 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of assumptions were used to determine the fair value of the private warrants
March 31, 2021
Risk-free interest rate	1.00%
Expected volatility	60%
Share price	$10.29
Exercise price	$11.50
Expiration date	December 18, 2025